SUBSIDIARY PUBLIC ISSUERS - Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about consolidated structured entities [line items]
Current assets	$ 2,479	$ 4,051
Non-current assets	80,435	73,929
Assets held for sale	1,433	147
Current liabilities	10,513	8,215
Non-current liabilities	37,394	35,690
Liabilities associated with assets held for sale	1,316	61
Equity attributable to interests of others in operating subsidiaries and properties	12,938	11,803
Equity attributable to owners of parent	22,186	22,358
Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Current assets	0	0
Non-current assets	8,190	8,371
Assets held for sale	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to owners of parent	8,190	8,371
BOP Split Corp.
Disclosure of information about consolidated structured entities [line items]
Current assets	93	3
Non-current assets	13,310	5,320
Assets held for sale	0	0
Current liabilities	544	3
Non-current liabilities	4,695	3,090
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to owners of parent	8,164	2,230
Brookfield Office Properties (“BPO”)
Disclosure of information about consolidated structured entities [line items]
Current assets	91	60
Non-current assets	21,234	22,393
Assets held for sale	0	0
Current liabilities	5,518	401
Non-current liabilities	1,726	7,725
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	2,284	1,692
Equity attributable to owners of parent	11,797	12,635
Holding Entities
Disclosure of information about consolidated structured entities [line items]
Current assets	3,019	93
Non-current assets	28,194	31,259
Assets held for sale	0	0
Current liabilities	1,186	480
Non-current liabilities	7,841	8,514
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to owners of parent	22,186	22,358
Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Current assets	24	4
Non-current assets	1,532	(413)
Assets held for sale	0	0
Current liabilities	845	348
Non-current liabilities	743	468
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to owners of parent	(32)	(1,225)
Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Current assets	(748)	3,891
Non-current assets	7,975	6,999
Assets held for sale	1,433	147
Current liabilities	2,420	6,983
Non-current liabilities	22,389	15,893
Liabilities associated with assets held for sale	1,316	61
Equity attributable to interests of others in operating subsidiaries and properties	10,654	10,111
Equity attributable to owners of parent	$ (28,119)	$ (22,011)